Stock-based compensation - Stock-based compensation expenses (Details) - General and administrative expenses - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	CAD 6,030	CAD 1,696
Share option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	587	716
Liability classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	52	(80)
Equity classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,384	713
Performance restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	820	431
Liability classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	3,187	(735)
Equity classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	CAD 0	CAD 651